Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES:
Net income (loss)	$ 4,993	[1]	$ 10,068	$ 15,385	$ (3,973)	$ (4,522)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	29,316		12,986	19,551	11,854	6,365
Provision for doubtful accounts and sales returns	1,811		1,246	1,811	448	724
Stock-based compensation	19,156		6,120	8,832	6,152	4,605
Loss on disposal of assets	346		109	317	6	109
Excess income tax benefit from the exercise of stock options	(289)		(127)	(129)
Changes in operating assets and liabilities:
Accounts receivable	(17,529)		(12,691)	(35,677)	(9,791)	(10,252)
Deferred commissions	251		(1,114)	(5,798)	(2,115)	(1,051)
Prepaid expenses and other assets	(6,658)		(4,530)	(4,576)	(801)	(487)
Accounts payable and other liabilities	20,891		7,883	15,595	8,631	6,762
Income taxes, net	7,776		(1,636)	(493)	357	81
Deferred revenue	49,142		19,611	39,535	10,592	6,820
Net cash provided by operating activities	109,206		37,925	54,353	21,360	9,154
INVESTING ACTIVITIES:
Purchases of property and equipment	(68,284)		(36,209)	(50,026)	(13,279)	(19,579)
Purchases of investments	(29,286)
Sales and maturities of investments	8,255
Purchases of intangible assets and acquisition, net of cash acquired	(1,860)		(4,467)	(4,467)		(628)
(Increase) decrease in restricted cash and deposits	(2,399)			(1,140)	235	(278)
Net cash used in investing activities	(93,574)		(40,676)	(55,633)	(13,044)	(20,485)
FINANCING ACTIVITIES:
Proceeds from initial public offering, net of offering costs	248,803		(295)	(397)
Proceeds from issuance of redeemable convertible preferred stock						75,702
Issuance costs in connection with redeemable convertible preferred stock						(421)
Proceeds from exercise of warrant			23	23
Proceeds from issuance of common stock	4,829		901	1,307	1,084	778
Proceeds from early exercise of employee stock options	4,995		1,866	3,438	680	1,342
Repurchase of common stock	(22)		(175)	(175)	(734)	(286)
PaymentsForRepurchaseOfEquity						(3,197)
Excess income tax benefit from the exercise of stock options	289		127	129
Net cash provided by financing activities	258,894		2,447	4,325	1,030	73,918
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(671)		(28)	(73)	138	(38)
CHANGE IN CASH AND CASH EQUIVALENTS	273,855		(332)	2,972	9,484	62,549
CASH AND CASH EQUIVALENTS-Beginning of period	92,951		89,979	89,979	80,495	17,946
CASH AND CASH EQUIVALENTS-End of period	366,806		89,647	92,951	89,979	80,495
SUPPLEMENTAL DISCLOSURES OF OTHER CASH FLOW INFORMATION:
Cash paid for income taxes	1,693		3,285	4,006	418	201
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock to common stock	103,827
Purchases of property and equipment recorded in accounts payable and accrued liabilities	9,056		2,285	2,231	2,648	396
Deferred offering costs not yet paid			8	1,318	118
Cumulative effect of accounting change for warrant valuation					143
Vesting of early exercised of stock options	$ 2,612		$ 480	$ 767	$ 792	$ 913

[1]	Unaudited